Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
NORTH SQUARE DYNAMIC SMALL CAP FUND Class I
Prospectus [Line Items]
Annual Return [Percent]	14.89%	29.16%	(18.46%)	23.70%	19.34%	27.72%	(9.26%)	15.63%	18.47%	1.23%
NORTH SQUARE SELECT SMALL CAP FUND Class I
Prospectus [Line Items]
Annual Return [Percent]	15.52%	20.89%	(12.91%)	29.83%	(2.56%)	27.65%	(2.58%)	19.54%	14.89%	(4.91%)
NORTH SQUARE SMALL CAP VALUE FUND Investor Class
Prospectus [Line Items]
Annual Return [Percent]	3.82%	16.49%	(3.71%)	31.22%	(1.98%)	22.52%	(16.96%)	7.53%	29.02%	(4.94%)
NORTH SQUARE ALTRINSIC INTERNATIONAL EQUITY FUND Class I
Prospectus [Line Items]
Annual Return [Percent]	3.62%	14.87%	(8.07%)	6.37%
NORTH SQUARE CORE PLUS BOND FUND Class I
Prospectus [Line Items]
Annual Return [Percent]	5.91%	(1.89%)	(10.52%)	4.57%	7.18%	3.44%	(6.48%)	4.90%	7.22%	(0.09%)
NORTH SQUARE MCKEE BOND FUND Class R6
Prospectus [Line Items]
Annual Return [Percent]	1.77%	5.96%	(9.46%)	(1.24%)
NORTH SQUARE PREFERRED AND INCOME SECURITIES FUND Class I
Prospectus [Line Items]
Annual Return [Percent]	14.81%	15.22%	(13.35%)	27.42%	12.25%	30.48%	(0.95%)	20.56%	10.65%	(0.91%)
NORTH SQUARE STRATEGIC INCOME FUND Class I
Prospectus [Line Items]
Annual Return [Percent]	9.70%	5.06%	(8.43%)	5.31%	11.68%	11.04%	(1.99%)	6.07%	2.07%	2.20%
NORTH SQUARE MULTI STRATEGY FUND Class A
Prospectus [Line Items]
Annual Return [Percent]	12.12%	18.00%	(16.15%)	21.09%	17.03%	25.06%	(8.27%)	26.36%	0.40%	4.02%
NORTH SQUARE SPECTRUM ALPHA FUND Class I
Prospectus [Line Items]
Annual Return [Percent]	15.34%	25.03%	(26.83%)	10.36%	30.29%	22.73%	(6.39%)	19.35%	2.52%	(4.37%)
NORTH SQUARE TACTICAL DEFENSIVE FUND Class A
Prospectus [Line Items]
Annual Return [Percent]	7.30%	5.65%	(8.27%)	13.49%	3.99%	12.46%	(2.99%)	15.25%	10.42%	(9.82%)
NORTH SQUARE TACTICAL GROWTH FUND Class I
Prospectus [Line Items]
Annual Return [Percent]	15.42%	16.54%	(14.13%)	12.39%	15.74%	15.03%	(4.12%)	12.27%	9.55%	(3.19%)